Stock Options Plan	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Options Plan

Note 7 - Stock Options Plan

On December 23, 2020, the Company’s board of directors approved, and its shareholders adopted a share-based compensation plan (“2020 Incentive Stock Plan”) for future grants by the Parent Company. on April 29, 2021, the Company adopted a sub plan (the “Israeli appendix”). On September 27, 2023, the Company’s Board approved a further amendment to the 2020 Incentive Stock Plan to increase the number of shares authorized for issuance of awards under the 2020 Incentive Stock Plan from 16,000,000 shares to an aggregate of 17,500,000 shares of common stock. The holders of a majority of the Company’s voting stock approved such an increase.

As of March 31, 2025, the Company awarded to its employees and service providers options to purchase up to 14,922,175 shares of Common Stock, of which options for 7,535,675 shares were at an exercise price of $0.32 per share, options for 7,131,000 shares were at an exercise price of $0.58 per share, options for 255,500 shares were at an exercise price of $0.01 per share. As of March 31, 2025 options for 13,243,550 shares were vested with a weighted average of exercise of $ 0.42 and the remaining balance has a vesting period ranging between one to three years. The options are exercisable for periods ranging between three to ten years from the vesting date.

	For the three-month period ended
	March 31, 2025		March 31, 2024
	Weighted average of exercise price	Number of options	Weighted average of exercise price	Number of options
Outstanding as of the beginning of the period	$0.51	15,072,175	$0.42	15,544,175
Granted	$-	-	$-	-
Forfeited	$0.58	(150,000)	$0.32	(1,447,500)
Outstanding as of the end of period	$0.44	14,922,175	$0.42	14,096,675

The aforementioned grants were approved following the adoption of the 2020 incentive stock plan and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021. The Company recorded in the statement of operations a non-cash expense of $574 thousand and $206 thousand during the three months ended March 31, 2025 and 2024 , respectively.

The stock-based compensation expenses for the three months ended March 31, 2025 and March 31, 2024 were recognized in the statements of operations as follows;

	For the three-month period ended
	March 31, 2025	March 31, 2024
	US Dollars (In thousands)

Research and development expenses	7	23
Marketing expenses	1	162
General and administrative expenses	46	21

	54	206

IR-Med Inc.

Notes to the Interim Unaudited Condensed Consolidated Financial Statements